Segment information (Tables)	12 Months Ended
Dec. 31, 2017
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income/(loss) before taxes
in	2017	2016	2015
Net revenues (CHF million)
Swiss Universal Bank	5,396	5,759	5,721
International Wealth Management	5,111	4,698	4,552
Asia Pacific	3,504	3,597	3,839
Global Markets	5,551	5,497	6,826
Investment Banking & Capital Markets	2,139	1,972	1,787
Strategic Resolution Unit	(886)	(1,271)	511
Corporate Center	85	71	561
Net revenues	20,900	20,323	23,797
Income/(loss) before taxes (CHF million)
Swiss Universal Bank	1,765	2,025	1,675
International Wealth Management	1,351	1,121	723
Asia Pacific	729	725	377
Global Markets	450	48	(1,931)
Investment Banking & Capital Markets	369	261	(314)
Strategic Resolution Unit	(2,135)	(5,759)	(2,652)
Corporate Center	(736)	(687)	(300)
Income/(loss) before taxes	1,793	(2,266)	(2,422)
Total assets
end of	2017	2016
Total assets (CHF million)
Swiss Universal Bank	228,857	228,363
International Wealth Management	94,753	91,083
Asia Pacific	96,497	97,221
Global Markets	242,159	239,700
Investment Banking & Capital Markets	20,803	20,784
Strategic Resolution Unit	45,629	80,297
Corporate Center	67,591	62,413
Total assets	796,289	819,861

Net revenues and income/(loss) from continuing operations before taxes and total assets by geographic location
Net revenues and income/(loss) before taxes by geographic location
in	2017	2016	2015
Net revenues (CHF million)
Switzerland	7,775	8,426	8,548
EMEA	1,231	2,064	3,846
Americas	8,928	7,217	8,470
Asia Pacific	2,966	2,616	2,933
Net revenues	20,900	20,323	23,797
Income/(loss) before taxes (CHF million)
Switzerland	1,736	2,111	1,746
EMEA	(2,769)	(2,460)	(1,464)
Americas	2,746	(1,573)	(2,877)
Asia Pacific	80	(344)	173
Income/(loss) before taxes	1,793	(2,266)	(2,422)
The designation of net revenues and income/(loss) before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Group is managed.
Total assets by geographic location
end of	2017	2016
Total assets (CHF million)
Switzerland	241,757	248,496
EMEA	154,023	156,494
Americas	318,405	333,185
Asia Pacific	82,104	81,686
Total assets	796,289	819,861
The designation of total assets by region is based upon customer domicile.

Bank
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income/(loss) before taxes
in	2017	2016	2015
Net revenues (CHF million)
Swiss Universal Bank	5,396	5,759	5,721
International Wealth Management	5,111	4,698	4,552
Asia Pacific	3,504	3,597	3,839
Global Markets	5,551	5,497	6,826
Investment Banking & Capital Markets	2,139	1,972	1,787
Strategic Resolution Unit	(886)	(1,271)	511
Adjustments [1]	150	141	575
Net revenues	20,965	20,393	23,811
Income/(loss) before taxes (CHF million)
Swiss Universal Bank	1,765	2,025	1,675
International Wealth Management	1,351	1,121	723
Asia Pacific	729	725	377
Global Markets	450	48	(1,931)
Investment Banking & Capital Markets	369	261	(314)
Strategic Resolution Unit	(2,135)	(5,759)	(2,652)
Adjustments [1]	(976)	(910)	(527)
Income/(loss) before taxes	1,553	(2,489)	(2,649)
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.

Total assets
end of	2017	2016
Total assets (CHF million)
Swiss Universal Bank	228,857	228,363
International Wealth Management	94,753	91,083
Asia Pacific	96,497	97,221
Global Markets	242,159	239,700
Investment Banking & Capital Markets	20,803	20,784
Strategic Resolution Unit	45,629	80,297
Adjustments [1]	69,674	64,617
Total assets	798,372	822,065
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.

Net revenues and income/(loss) from continuing operations before taxes and total assets by geographic location
Net revenues and income/(loss) before taxes by geographic location
in	2017	2016	2015
Net revenues (CHF million)
Switzerland	8,015	8,484	8,567
EMEA	1,042	2,036	3,819
Americas	8,952	7,267	8,514
Asia Pacific	2,956	2,606	2,911
Net revenues	20,965	20,393	23,811
Income/(loss) before taxes (CHF million)
Switzerland	1,648	1,955	1,604
EMEA	(2,825)	(2,487)	(1,493)
Americas	2,660	(1,602)	(2,910)
Asia Pacific	70	(355)	150
Income/(loss) before taxes	1,553	(2,489)	(2,649)
The designation of net revenues and income/(loss) before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Bank is managed.
Total assets by geographic location
end of	2017	2016
Total assets (CHF million)
Switzerland	243,767	250,559
EMEA	154,179	156,669
Americas	318,358	333,147
Asia Pacific	82,068	81,690
Total assets	798,372	822,065
The designation of total assets by region is based upon customer domicile.